Significant Accounting Policies (Details) - EBP 012 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Credits contributed to the plan	$ 444,532
Unallocated credits included in plan assets	$ 419,880	$ 68,067